Capital Stock - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 11, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000,000.0	100,000,000.0	100,000,000.0
Preferred stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)			585,000,000.0	585,000,000.0
Preferred Stock, Shares Outstanding			0	0
Preferred stock, shares issued (in shares)			0	0
Conversion basis (in shares)			1
Minimum percentage of common stock			15.00%
Common Stock, Dividends, Per Share, Cash Paid		$ 0.25
Share Repurchase Program, Authorized, Number of Shares						100,000,000
Special Cash Dividend [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid		$ 1.00
S2024Q2Dividends
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 2.00
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			485,000,000.0	485,000,000.0	485,000,000.0
Common Stock, Shares, Outstanding			29,921,732	29,734,640
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Votes per share owned			one
Common Stock, Shares, Issued			29,921,732	29,734,640
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000.0	100,000,000.0	100,000,000.0
Common Stock, Shares, Outstanding			4,625,997	4,625,997
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Votes per share owned			five
Maximum percentage of voting power			49.00%
Common Stock, Shares, Issued			4,625,997	4,625,997
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Intrinsic value of outstanding in-the-money stock options			$ 5,000,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			2 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 3,700,000	$ 6,500,000	$ 1,800,000
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Common stock, granted (in shares)			112,026	47,150	71,887
Restricted stock units vested (in shares)			(44,059)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period			0
Unrecognized compensation cost related to non-vested stock options granted			$ 1,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			113,973	46,006
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value			$ 49.49	$ 47.70
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			47.22	$ 71.41	$ 36.63
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value			$ 41.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)			(81,051)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value			$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number			175,760	144,785
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised, Average Grant Date Fair Value			$ 33.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Number			61,788
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Grant Date Fair Value			$ 40.97	$ 32.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding			$ 9,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Vested and Outstanding, Aggregate Intrinsic Value			$ 3,300,000
Restricted Stock Units (RSUs) | Class A
Class of Stock [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			51,643	92,775	86,754
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture			$ 2,300,000	$ 6,000,000.0	$ 3,300,000
Employee Stock
Class of Stock [Line Items]
Unrecognized compensation cost related to non-vested stock options granted			$ 0
2023 Plan | Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)							600,000
2023 Plan | Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Grants in period (shares)			0	0	0
2007 Long-Term Incentive Plan | Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)							1,291,416
General and Administrative Expense [Member] | Class A
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense			$ 0	$ 0	$ 0
General and Administrative Expense [Member] | Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Employee Benefits and Share-based Compensation			$ 3,600,000	$ 3,300,000	$ 2,600,000
2023 Plan | Class A
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted (in shares)			1,304,365	1,487,479